Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Current
Cash and cash equivalents	$ 417	$ 3,701
Short-term investments	11,288	0
Amounts receivable	77	225
Prepaid expenses	273	303
Total current assets	12,055	4,229
Performance bonds and other assets	409	313
Mineral properties	49,223	47,029
Property, equipment and other	412	522
Total assets	62,099	52,093
Current
Accounts payable and accrued liabilities	784	905
Total current liabilities	784	905
Asset retirement obligation	78	83
Share based liabilities	1,584	1,092
Lease liability	202	263
Total liabilities	2,648	2,343
SHAREHOLDERS' EQUITY
Share capital	953,564	939,787
Contributed surplus	34,581	34,651
Accumulated other comprehensive loss	(167,492)	(167,690)
Deficit	(785,068)	(780,002)
Total shareholders' equity attributable to shareholders of Platinum Group Metals Ltd.	35,585	26,746
Non-controlling interest	23,866	23,004
Total shareholders' equity	59,451	49,750
Total liabilities and shareholders' equity	$ 62,099	$ 52,093